UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22727

 NAME OF REGISTRANT:                     Cushing MLP Infrastructure
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8117 Preston Road, Suite
                                         440
                                         Dallas, TX 75225

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Cushing MLP Asset Management, LP
                                         8117 Preston Road, Suite
                                         440
                                         Dallas, TX 75225

 REGISTRANT'S TELEPHONE NUMBER:          214-692-6334

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


The Cushing MLP Infrastructure Fund
--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  933802072
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2013
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       OLIVER G. RICHARD, III                                    Mgmt          For                            For
       CLARK C. SMITH                                            Mgmt          For                            For
       FRANK S. SOWINSKI                                         Mgmt          For                            For

2.     THE APPROVAL OF THE BUCKEYE PARTNERS, L.P.                Mgmt          For                            For
       2013 LONG-TERM INCENTIVE PLAN.

3.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS,
       L.P.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2013.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN INC                                                                           Agenda Number:  933761771
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  07-May-2013
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RICHARD D. KINDER                                         Mgmt          No vote
       C. PARK SHAPER                                            Mgmt          No vote
       STEVEN J. KEAN                                            Mgmt          No vote
       ANTHONY W. HALL, JR.                                      Mgmt          No vote
       DEBORAH A. MACDONALD                                      Mgmt          No vote
       MICHAEL MILLER                                            Mgmt          No vote
       MICHAEL C. MORGAN                                         Mgmt          No vote
       FAYEZ SAROFIM                                             Mgmt          No vote
       JOEL V. STAFF                                             Mgmt          No vote
       JOHN STOKES                                               Mgmt          No vote
       ROBERT F. VAGT                                            Mgmt          No vote

2.     RATIFICATION OF THE SELECTION OF                          Mgmt          No vote
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2013.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  933740311
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2013
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WALTER R. ARNHEIM                                         Mgmt          For                            For
       PATRICK C. EILERS                                         Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION

3.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  933808505
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  29-May-2013
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       KEITH E. BAILEY                                           Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       CHARLES K. DEMPSTER                                       Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  933775946
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  20-May-2013
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RENE R. JOYCE                                             Mgmt          No vote
       PETER R. KAGAN                                            Mgmt          No vote
       CHRIS TONG                                                Mgmt          No vote

2      RATIFICATION OF SELECTION OF INDEPENDENT                  Mgmt          No vote
       AUDITORS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cushing MLP Infrastructure Fund
By (Signature)       /s/ Daniel L. Spears
Name                 Daniel L. Spears
Title                President
Date                 08/26/2013